Consolidated Statement of Earnings - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Net investment income	$ 919	$ 853	$ 1,139	$ 1,038	$ 970
Realized gains on securities	2	26	35	68	65
Life, accident and health net earned premiums	16	18	23	26	31
Policy charges and other income	82	67	100	82	82
Total revenues	1,019	964	1,297	1,214	1,148
Costs and Expenses:
Annuity benefits	536	485	641	522	523
Life, accident and health benefits	21	26	33	34	33
Insurance acquisition expenses, net	146	120	182	164	183
Other expenses	79	72	89	103	90
Total costs and expenses	782	703	945	823	829
Earnings before income taxes	237	261	352	391	319
Provision for income taxes	80	89	120	136	110
Net earnings, including noncontrolling interests	157	172	232	255	209
Less: Net earnings attributable to noncontrolling interests	5	1	1	1	0
Net Earnings Attributable to Shareholder	152	171	231	254	209
Supplemental disclosure of Realized gains (losses) on securities:
Realized gains before impairments	25	31	46	71	69
Losses on securities with impairment	(23)	(5)	(11)	(5)	(5)
Non-credit portion recognized in other comprehensive income (loss)	0	0	0	2	1
Impairment charges recognized in earnings	(23)	(5)	(11)	(3)	(4)
Total realized gains on securities	$ 2	$ 26	$ 35	$ 68	$ 65